EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Computation of Basic and Diluted Earnings Attributable to Common Shareholders Per Share
The following table sets forth the computation of basic and diluted earnings attributable to common shareholders per share:

	For the year ended Current period end
	2022	2021	2020
	US$’000	US$’000	US$’000
	(except for number of shares and earnings per share)
Numerator:
Net profit (loss) attributable to APWC from continuing operations	3,874	(2,642)	(552)
Net profit (loss) attributable to APWC	3,874	(2,642)	(552)

Denominator:
Weighted-average common shares outstanding – basic and diluted	20,020,364	13,819,669	13,819,669

Earnings (loss) per share – basic and diluted
Continuing operations	0.19	(0.19)	(0.04)
Total earnings (loss) per share – basic and diluted	0.19	(0.19)	(0.04)